Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [Line Items]
Deferred tax credit				₨ 16,512
Derecognized deferred tax assets on losses	₨ 1,220	$ 16
Deferred tax expense	₨ 39,974	$ 527	₨ (1,573)	(44,555)
ESL Steel Limited [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [Line Items]
Deferred tax assets Recognized			31,823
Vedanta Limited [member]
Reconciliation of accounting profit multiplied by applicable tax rates [Line Items]
Deferred tax expense			₨ 8,690	₨ 19,532